Cover	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Semnur Pharmaceuticals, Inc.
Entity Central Index Key	0001913577
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2836
Entity Tax Identification Number	98-1659463
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	516-4310
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Jaisim Shah
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	516-4310